Cash flow information (Details) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Cash flow information
Comprehensive loss for the year	$ (33,803)	$ 226,586	$ 279,471
Adjustments for:
Income tax	(46,336)	(239,702)	22,183
Amortization and depreciation	6,548	7,056	7,453
Loss from disposal of property, plant and equipment	2	2,543	0
Net gain / (loss) from fair value adjustment of investment properties	350,591	182,590	(109,329)
Impairment of others assets	0	126	0
Loss from disposal of associates and joint ventures	1,365	0	0
Realization of currency translation adjustment	0	(1,588)	0
Gain on sale of trading properties	(3,808)	(11,112)	0
Financial results, net	(102,139)	(71,718)	(114,516)
Provisions and allowances	20,719	61,713	12,497
Share of (profit) /loss of associates and joint ventures	(34,037)	(9,740)	2,840
Changes in operating assets and liabilities:
Decrease / (increase) in inventories	121	(230)	(56)
(Increase) / decrease in trading properties	655	(342)	(713)
Decrease / (increase) in trade and other receivables	4,766	(2,616)	(249)
(Decrease) / increase in trade and other payables	(49,454)	(1,081)	4,997
(Decrease) / increase in salaries and social security liabilities	(2,015)	3,418	249
Decrease in provisions	(615)	(249)	(776)
Net cash generated by operating activities before income tax paid	$ 111,250	$ 146,338	$ 105,477